1. Summary of Significant Accounting Policies: Recent Accounting Pronouncements (Policies)	12 Months Ended
Dec. 31, 2016
Policies
Recent Accounting Pronouncements:

Recent Accounting Pronouncements:

           In May 2014, the FASB issued Accounting Standards Update ("ASU") 2014-09, "Revenue from Contracts with Customers."  This update supersedes revenue recognition requirements in Topic 605, "Revenue Recognition," including most industry-specific revenue guidance in the FASB Accounting Standards Codification.  The new guidance stipulates that an entity should recognize revenue to depict the transfer of promised goods or services to customers is an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services.  The guidance provides specific steps that entities should apply in order to achieve this principle.  The amendments are effective for interim and annual periods beginning after December 15, 2017.  Adoption is allowed by either the full retrospective or modified retrospective approach.  The Company in in the process of evaluating the expected impact of the ASU's adoption on the Company's consolidated financial statements.

             In February 2016, FASB issued ASU 2016-01, "Leases."  The ASU requires all lessees to recognize lease assets and lease liabilities on the balance sheet.  Lessor accounting is largely unchanged by the ASU, however disclosures about cash flows arising from leases are required of both lessees and lessors.  The disclosures include qualitative and quantitative requirements, providing information about the amounts recorded in the financial statements.  The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018.  The Company is currently evaluating the impact this new accounting standard on the consolidated financial statements.

           In June 2016, the FASB issued ASU 2016-13, “Financial Instruments – Credit Losses”.  This ASU amends existing guidance to replace current generally accepted accounting principles used to measure a reporting company’s credit losses.  The objective of the update is to provide financial statement users with more information regarding the expected credit losses on commitments to extend credit held by a reporting company at each reporting date.  Amendments in the update replace the incurred loss impairment methodology in current GAAP with a methodology that reflects expected credit losses and requires consideration of a broader range of information that supports credit loss estimates.  The ASU is effective for annual and interim periods beginning after December 15, 2019.  The Company is currently evaluating the impact this new accounting standard on the consolidated financial statements.

           In November 2016, the FASB issued ASU 2016-18, “Statement of Cash Flows (Topic 230): Restricted Cash”.  This update requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents and amounts generally described as restricted cash or restricted cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows.  This guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years.  The Company is currently evaluating the impact this new accounting standard on the consolidated financial statements.